Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent events
Subsequent Events

28.  Subsequent Events

In March 2022, the Company, through its wholly owned subsidiary, consummated a selling of RMB1,030 million of asset-backed notes by issuing senior debt notes to investors.

In late March and April 2022, the Group’s vehicle production has been impacted by the supply chain volatilities and other constraints caused by a new wave of COVID-19 outbreaks in certain regions in China. The vehicle production has not reached full capacity of operations as of the date of issuance of financial statements. The Company will closely monitor the situation and its impact to the Company’s business and financial conditions.